Employee Benefit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Options assumed	102,586
Percentage of savings of salary income on a pre-tax or after-tax basis	15.00%
Matching employer contribution percentage	50.00%
Employer contribution deferred by eligible participants percentage	3.00%
Matching contribution expense recognized	$ 119,000	$ 142,000
Discretionary contribution expense			$ 80,000
2011 Equity Incentive Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total shares reserved for possible issuance	500,000
Issuance of stock option	0	0	0
Options outstanding, weighted average remaining contractual life	6 years
Options exercisable, weighted average remaining contractual life	6 years
Unrecognized compensation expense	$ 0
Compensation expense related to stock options recognized	0	$ 0	$ 0
2011 Equity Incentive Plan [Member] | Performance Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized compensation expense	756,000
Compensation expense related to stock options recognized	$ 358,000	$ 293,000	$ 112,000
Share awards vesting period	5 years
2011 Equity Incentive Plan [Member] | United Group Banking Company of Florida [Member]
Defined Benefit Plan Disclosure [Line Items]
Options assumed	102,586